DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
DEPOSITS BY CUSTOMERS.
Schedule of detail of deposits

Deposits	December 31, 2022		December 31, 2021
In millions of COP
Saving accounts	118,443,600		106,398,922
Time deposits	87,138,067		59,492,839
Checking accounts	40,808,856		40,567,168
Other deposits	4,601,800		3,931,919
Total	250,992,323	(1)	210,390,848

(1)As of December 31, 2022 and 2021 includes Nequi Deposits by COP 1,724,123 and COP 1,408,869, respectively.

Schedule of time deposits issued by bank

The following table details the time deposits issued by the Bank:

Time deposits	Effective interest rate		December 31, 2022
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	16.57%	16,922,753	16,900,555
Between 6 months and 12 months	0.50%	17.41%	14,279,083	14,234,825
Between 12 months and 18 months	0.50%	19.51%	13,692,773	13,571,248
Greater than 18 months	0.40%	22.10%	42,243,458	40,942,920
Total			87,138,067	85,649,548

(1)See Note 30 Fair value of assets and liabilities.

Time deposits	Effective interest rate		December 31, 2021
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	6.00%	14,224,144	14,199,074
Between 6 months and 12 months	0.01%	6.50%	6,048,004	6,032,234
Between 12 months and 18 months	0.00%	7.25%	5,800,772	5,823,728
Greater than 18 months	0.00%	9.79%	33,419,919	34,666,641
Total			59,492,839	60,721,677

(1)See Note 30 Fair value of assets and liabilities.

Schedule of time deposits issued by the bank by maturity

The detail of Time deposits issued by the Bank by maturity is as follows:

December 31, 2022
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	60,256,684	60,113,046
Between 1 and 3 years	14,930,613	14,621,696
Between 3 and 5 years	4,318,988	4,017,350
Greater than 5 years	7,631,782	6,897,456
Total	87,138,067	85,649,548

(1)See Note 30 Fair value of assets and liabilities.

December 31, 2021
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	42,595,157	43,621,375
Between 1 and 3 years	11,584,328	11,729,237
Between 3 and 5 years	2,719,748	2,795,178
Greater than 5 years	2,593,606	2,575,887
Total	59,492,839	60,721,677

(1)See Note 30 Fair value of assets and liabilities.